Assets held for sale and discontinued operations (Details) - Consolidated One [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net operating revenue	R$ 228,379	R$ 355,843
Operating costs	19,266	100,684
GROSS OPERATING PROFIT	209,113	255,159
Other operational expenses / income	(62,539)	(103,095)
PROFIT BEFORE FINANCIAL RESULTS AND TAXES	146,574	152,064
Financial results	(25,748)	(33,378)
OPERATING PROFIT	120,826	118,686
Income tax and social contribution	(47,648)	(43,108)
NET INCOME	73,178	75,578
Gain on the share sales operation	1,723,913
Income tax on sales gains	(446,716)
Deferred income tax on sales gains	(160,818)
NET INCOME FROM DISCONTINUED OPERATIONS	R$ 1,189,557	R$ 75,578